Document and Entity Information Document	12 Months Ended
Dec. 31, 2019 shares
Entity Information [Line Items]
Document Type	40-F/A
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2019
Entity File Number	001-37915
Entity Registrant Name	FORTIS INC.
Entity Incorporation, State or Country Code	A4
Entity Primary SIC Number	4911
Entity Tax Identification Number	98-0352146
Entity Address, Address Line Two	Fortis Place
Entity Address, Address Line Three	Suite 1100
Entity Address, Address Line One	5 Springdale Street
Entity Address, City or Town	St. John's
Entity Address, State or Province	NL
Entity Address, Postal Zip Code	A1E 0E4
City Area Code	709
Local Phone Number	737-2800
Title of 12(b) Security	Common Shares, without par value
Trading Symbol	FTS
Security Exchange Name	NYSE
Annual Information Form	false
Audited Annual Financial Statements	false
Entity Common Stock, Shares Outstanding	463,274,945
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	false
Amendment Description	Fortis Inc. (the "Corporation") is filing this Amendment No. 1 to its Annual Report on Form 40-F for the fiscal year ended December 31, 2019, which was filed with the Securities and Exchange Commission (the "Commission") on February 13, 2020 (the "Original Annual Report"), solely for the purpose of correcting an inadvertent typographical error in the consent of Deloitte LLP ("Deloitte"), dated February 13, 2020, filed as Exhibit 99.8 to the Original Annual Report. The error in Exhibit 99.8 to the Original Annual Report being corrected by this Amendment No. 1 is changing the date of the reports of Deloitte referenced in the consent of Deloitte from February 13, 2020 to the correct date of such reports, February 12, 2020. For this purpose, a corrected consent of Deloitte is being filed as Exhibit 99.8 to this Amendment No. 1.Other than the correction of the error in the consent of Deloitte previously filed as Exhibit 99.8 to the Original Annual Report as described above, no other changes have been made to the Original Annual Report and this Amendment No. 1 does not, and does not purpose to, update, amend, restate or modify the information, statements or disclosures in the Original Annual Report, or otherwise update the Original Annual Report for any events that have occurred after the Original Annual Report was filed with the Commission.
Entity Central Index Key	0001666175
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Amendment Flag	true
Business Contact
Entity Information [Line Items]
Entity Address, Address Line Two	CT Corporation System
Entity Address, Address Line One	111 Eighth Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10011
Contact Personnel Name	James R. Reid
City Area Code	212
Local Phone Number	590‑9070